Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Assets Current	$ 20,038,433	$ 121,443
Assets Non-current	30,789,703	25,533,188
Liabilities Current	304,278	313,571
Liabilities Non-current	21,045,216	48,981,953
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current	20,038,433	121,443
Assets Non-current	30,789,703	25,533,188
Liabilities Current	304,278	313,571
Liabilities Non-current	21,045,216	48,981,953
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current	20,038,433	121,443
Assets Non-current	30,789,703	25,533,188
Liabilities Current	304,278	313,571
Liabilities Non-current	$ 21,045,216	$ 48,981,953